FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES - The Bank's derivatives by type of risk (Details) - COP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets investments and derivatives [Line Items]
Derivative financial assets	$ 1,902,955	$ 1,843,708
Derivative financial liabilities	1,860,812	1,295,070
Forward contract
Disclosure of financial assets investments and derivatives [Line Items]
Derivative financial assets	717,508	295,326
Derivative financial liabilities	772,361	306,600
Total, net	(54,853)	(11,274)
Forward contract | Foreign exchange contracts
Disclosure of financial assets investments and derivatives [Line Items]
Derivative financial assets	715,365	294,345
Derivative financial liabilities	768,015	299,015
Forward contract | Equity contracts
Disclosure of financial assets investments and derivatives [Line Items]
Derivative financial assets	2,143	981
Derivative financial liabilities	4,346	7,585
Swap contract
Disclosure of financial assets investments and derivatives [Line Items]
Derivative financial assets	1,129,849	1,452,164
Derivative financial liabilities	1,029,951	958,881
Total, net	99,898	493,283
Swap contract | Foreign exchange contracts
Disclosure of financial assets investments and derivatives [Line Items]
Derivative financial assets	757,296	1,199,236
Derivative financial liabilities	652,610	700,903
Swap contract | Interest rate contracts
Disclosure of financial assets investments and derivatives [Line Items]
Derivative financial assets	372,553	252,928
Derivative financial liabilities	377,341	257,978
Option contract
Disclosure of financial assets investments and derivatives [Line Items]
Derivative financial assets	55,598	96,218
Derivative financial liabilities	58,500	29,589
Total, net	(2,902)	66,629
Option contract | Foreign exchange contracts
Disclosure of financial assets investments and derivatives [Line Items]
Derivative financial assets	55,598	96,218
Derivative financial liabilities	$ 58,500	$ 29,589